Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 27,113,774	R$ 23,493,711	R$ 20,680,945
Gross sales deductions	(1,541,718)	(1,437,991)	(1,189,884)
Net operating revenue	25,572,056	22,055,720	19,491,061
Costs, selling, general and administrative expenses	(19,286,394)	(17,443,434)	(15,393,720)
Income from operations before other operating expenses, net and equity accounting	6,285,662	4,612,286	4,097,341
Other operating income/(expenses), net	27,925	8,327	(21,841)
Equity accounting	32,393	24,551	22,079
Financial result, net	(1,591,996)	(372,414)	(927,423)
Income from operations before taxes	4,753,984	4,272,750	3,170,156
Depreciation and amortization	(2,790,586)	(2,450,849)	(2,253,322)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	21,513,442	18,629,959	16,304,206
Gross sales deductions	(1,541,718)	(1,437,991)	(1,189,884)
Net operating revenue	19,971,724	17,191,968	15,114,322
Costs, selling, general and administrative expenses	(13,811,665)	(12,689,051)	(11,115,383)
Income from operations before other operating expenses, net and equity accounting	6,160,059	4,502,917	3,998,939
Depreciation and amortization	(2,790,586)	(2,450,849)	(2,253,322)
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	5,600,332	4,863,752	4,376,739
Gross sales deductions
Net operating revenue	5,600,332	4,863,752	4,376,739
Costs, selling, general and administrative expenses	(5,474,729)	(4,754,383)	(4,278,337)
Income from operations before other operating expenses, net and equity accounting	R$ 125,603	R$ 109,369	R$ 98,402